COMMON STOCK	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
COMMON STOCK

NOTE 4 – COMMON STOCK

The Company is authorized to issue an aggregate of 75,000,000 common shares with a par value of $0.001 per share.  No preferred shares have been authorized or issued.  At both December 31, 2017 and December 31, 2016, 8,000,000 common shares are issued and outstanding.

On June 18, 2014, the Company issued 8,000,000 Founder’s shares at $0.001 per share (par value) for total cash of $8,000.

At December 31, 2017, there are no warrants or options outstanding to acquire any additional shares of common stock of the Company.